GENERAL INFORMATION (Details) - Schedule of consolidated financial statements	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.969.680-0
Company	Lan Pax Group S.A. and Subsidiaries
Country of origin	Chile
Functional Currency	US$
Direct	99.8361%	99.8361%	99.8361%
Indirect	0.1639%	0.1639%	0.1639%
Total	100.00%	100.00%	100.00%
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Latam Airlines Perú S.A.
Country of origin	Peru
Functional Currency	US$
Direct	23.62%	23.62%	49.00%
Indirect	76.19%	76.19%	21.00%
Total	99.81%	99.81%	70.00%
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	93.383.000-4
Company	Lan Cargo S.A.
Country of origin	Chile
Functional Currency	US$
Direct	99.894%	99.894%	99.894%
Indirect	0.0041%	0.0041%	0.0041%
Total	99.8981%	99.8981%	99.8981%
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Connecta Corporation
Country of origin	U.S.A.
Functional Currency	US$
Direct	0.00%	100.00%	100.00%
Indirect	100.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Prime Airport Services Inc. and Subsidiary
Country of origin	U.S.A.
Functional Currency	US$
Direct	0.00%	99.9714%	99.9714%
Indirect	100.00%	0.0286%	0.0286%
Total	100.00%	100.00%	100.00%
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.951.280-7
Company	Transporte Aéreo S.A.
Country of origin	Chile
Functional Currency	US$
Direct	0.00%	0.00%	99.9999%
Indirect	100.00%	100.00%	0.0001%
Total	100.00%	100.00%	100.00%
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.631.520-2
Company	Fast Air Almacenes de Carga S.A.
Country of origin	Chile
Functional Currency	CLP
Direct	0.00%	99.89%	99.89%
Indirect	100.00%	0.11%	0.11%
Total	100.00%	100.00%	100.00%
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Laser Cargo S.R.L.
Country of origin	Argentina
Functional Currency	ARS
Direct	0.00%	96.2208%	96.2208%
Indirect	100.00%	3.7792%	3.7792%
Total	100.00%	100.00%	100.00%
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Lan Cargo Overseas Limited and Subsidiaries
Country of origin	Bahamas
Functional Currency	US$
Direct	0.00%	99.98%	99.98%
Indirect	100.00%	0.02%	0.02%
Total	100.00%	100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.969.690-8
Company	Lan Cargo Inversiones S.A. and Subsidiary
Country of origin	Chile
Functional Currency	US$
Direct	0.00%	99.00%	99.00%
Indirect	100.00%	1.00%	1.00%
Total	100.00%	100.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.575.810-0
Company	Inversiones Lan S.A. and Subsidiaries
Country of origin	Chile
Functional Currency	US$
Direct	99.90%	99.71%	99.71%
Indirect	0.10%	0.29%	0.29%
Total	100.00%	100.00%	100.00%
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.847.880-K
Company	Technical Trainning LATAM S.A.
Country of origin	Chile
Functional Currency	CLP
Direct	99.83%	99.83%	99.83%
Indirect	0.17%	0.17%	0.17%
Total	100.00%	100.00%	100.00%
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Latam Finance Limited
Country of origin	Cayman Island
Functional Currency	US$
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Peuco Finance Limited
Country of origin	Cayman Island
Functional Currency	US$
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Profesional Airline Services INC.
Country of origin	U.S.A.
Functional Currency	US$
Direct	100.00%	100.00%	100.00%
Indirect	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	Jarletul S.A.
Country of origin	Uruguay
Functional Currency	US$
Direct	99.00%	99.00%	99.00%
Indirect	1.00%	1.00%	1.00%
Total	100.00%	100.00%	100.00%
LatamTravel S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	LatamTravel S.R.L.
Country of origin	Bolivia
Functional Currency	US$
Direct	99.00%	99.00%	99.00%
Indirect	1.00%	1.00%	1.00%
Total	100.00%	100.00%	100.00%
Latam Travel Chile II S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	76.262.894-5
Company	Latam Travel Chile II S.A.
Country of origin	Chile
Functional Currency	US$
Direct	99.99%	99.99%	99.99%
Indirect	0.01%	0.01%	0.01%
Total	100.00%	100.00%	100.00%
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign
Company	TAM S.A. and Subsidiaries (*)
Country of origin	Brazil
Functional Currency	BRL
Direct	63.0901%	63.0901%	63.0901%
Indirect	36.9099%	36.9099%	36.9099%
Total	100.00%	100.00%	100.00%